Current Receivables (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		$ 27,538	$ 23,732
Less allowance for losses		(515)	(495)
Total		27,022	23,237
Accounts receivable, related parties, current		17	22
Power
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		6,675	4,071
Renewable Energy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		2,336	895
Oil & Gas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		4,958	5,793
Energy Management
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		2,930	1,655
Aviation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		4,133	4,656
Healthcare
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		4,022	4,350
Transporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		609	454
Appliances & Lighting
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		1,502	1,466
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		372	391
GE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		15,209	11,998
Less allowance for losses		(502)	(485)
Total	[1]	14,707	11,513
Current receivables from sale of goods and services to customers		10,535	7,808
Current receivables from sale of goods and services to US government agencies		$ 251	$ 254
Percentage of sales of goods and services to US government		4.00%	3.00%	4.00%
Accounts receivable, related parties, current		$ 13,042	$ 12,533
GE | Power
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		4,377	2,149
GE | Renewable Energy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		1,418	616
GE | Oil & Gas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		2,764	3,233
GE | Energy Management
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		1,980	731
GE | Aviation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		1,876	1,997
GE | Healthcare
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		1,943	2,241
GE | Transporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		193	351
GE | Appliances & Lighting
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		194	214
GE | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Gross Current		$ 464	$ 466

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.